Related party transactions - Product Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 01, 2023	Nov. 09, 2023	Oct. 31, 2023	Sep. 28, 2023	Jul. 24, 2023	Feb. 03, 2023	Jul. 26, 2022	Jan. 17, 2022	Dec. 28, 2021	Dec. 23, 2021	Mar. 23, 2021	Mar. 17, 2021	Jan. 18, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 17,234							$ 14,011	$ 31,245					$ 368,718				$ 23,718
Proceeds from sale of property, plant, and equipment	$ 1,779	$ 0	[1]	$ 0	[1]
Related parties | Volvo Cars | PS2 Model -1
Disclosure of transactions between related parties [line items]
Payables to related parties		$ 39,623		31,366															$ 54,684
Related parties | Volvo Cars | PS2 Model - 2
Disclosure of transactions between related parties [line items]
Payables to related parties																			$ 31,554
Related parties | Volvo Cars | PS2 Model - 3
Disclosure of transactions between related parties [line items]
Payables to related parties				$ 31,366
PS3 Tooling and Equipment | Related parties | Volvo Cars
Disclosure of transactions between related parties [line items]
Payables to related parties																$ 40,451	$ 49,969
PS5 Prototype | Related parties | AECQ
Disclosure of transactions between related parties [line items]
Payables to related parties						$ 27,290					$ 25,783	$ 25,398
PS4 | Related parties
Disclosure of transactions between related parties [line items]
Payables to related parties							$ 242,000
Payables to related parties, piece price							38,000
Payable to related party, investment outside of piece price							$ 200,000
PS4 | Related parties | Geely
Disclosure of transactions between related parties [line items]
Payables to related parties													$ 60,948		$ 83,646
Payablesto related parties, unique equipment and tooling amount													39,371
Payable to related parties, launch costs													$ 21,577
Related parties, volume purchase commitment										90.00%

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.